PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Selling and marketing expenses	¥ 878,130	$ 137,798	¥ 906,337	¥ 1,119,698
General and administrative expenses(a)	(569,985)	(89,443)	(630,618)	(723,306)
Operating (loss) gain	(369,112)	(57,922)	(806,380)	(1,098,156)
Foreign currency exchange gains (loss)	(518)	(81)	(4,849)	1,614
Interest income (expense), net	2,335	366	(199)	15,859
Other income	5,572	875	5,201	246
Loss before income taxes	(361,723)	(56,762)	(806,227)	(1,080,437)
Income tax expense	(114,057)	(17,898)	35,034	41,559
Net loss	(476,000)	(74,660)	(771,193)	(1,038,878)
Other comprehensive income (loss)
Foreign currency translation adjustment	(421)	(66)	(2,266)	914
Comprehensive loss	(476,201)	(74,726)	(773,459)	(1,037,964)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Selling and marketing expenses	(323)	(51)	(693)
General and administrative expenses(a)	5,955	934	(16,890)	(29,011)
Operating (loss) gain	5,632	883	(17,583)	(29,011)
Equity in loss of subsidiaries	(480,114)	(75,340)	(748,006)	(1,007,788)
Foreign currency exchange gains (loss)	(268)	(42)	(1,109)	115
Interest income (expense), net	203	32	55	(67)
Other income				665
Loss before income taxes	(474,547)	(74,467)	(766,643)	(1,036,086)
Net loss	(474,547)	(74,467)	(766,643)	(1,036,086)
Other comprehensive income (loss)
Foreign currency translation adjustment	(421)	(66)	(2,266)	914
Comprehensive loss	¥ (474,968)	$ (74,533)	¥ (768,909)	¥ (1,035,172)